Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Ocean- going bunkering tankers	Dec. 31, 2012 Ocean- going non-bunkering tankers	Dec. 31, 2012 Floating storage facilities	Dec. 31, 2012 In-land waterway bunkering tankers
Property Plant And Equipment [Line Items]
Accounts receivable before allowances for bad debts	$ 477,738	$ 526,450
Allowances for bad debts	$ 3,503	$ 1,354
Estimated useful life			30 years	25 years	30 years	45 years